Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2019
Leasehold Improvements
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment	Lesser of useful life or remaining lease term
Machinery and Equipment | Minimum [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment	2 years
Machinery and Equipment | Maximum [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment	8 years
Furniture and Fixtures | Minimum [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Furniture and Fixtures | Maximum [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Computers | Minimum [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment	1 year
Computers | Maximum [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Office Equipment | Minimum [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Office Equipment | Maximum [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Software | Minimum [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Software | Maximum [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment	5 years